Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
20.
SUBSEQUENT EVENTS

On January 24, 2025, the Company granted 1,693,120 RSUs, representing 42,328 ADSs, to certain non-employee consultants pursuant to the 2023 Plan II. All of the RSUs vested immediately on the date of grant.

On April 11, 2025, the Company granted 57,533,280 RSUs, representing 1,438,332 ADSs, to certain non-employee consultants pursuant to the 2023 Plan II. All of the RSUs vested immediately on the date of grant.

On April 18, 2025, the Company adopted the 2025 Share Incentive Plan (the “2025 Plan”), under which the Company reserves 445,198,950 shares to motivate employees and non-employees. Shares granted to employees and non-employees under the 2025 Plan are generally subject to only service condition.